Eaton Vance

California Municipal Bond Fund

June 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$1,569	$1,838,986

Total Tax-Exempt Mortgage-Backed Securities — 0.6% (identified cost $1,767,900)		$1,838,986

Tax-Exempt Municipal Obligations — 163.9%

Security	Principal Amount (000’s omitted)	Value
Education — 13.2%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds:
5.00%, 10/1/43	$2,105	$2,584,751
5.00%, 10/1/48	3,000	3,663,450
California Educational Facilities Authority, (Pepperdine University), 5.00%, 10/1/46(1)	6,600	7,773,546
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,818,729
California State University, 5.00%, 11/1/41(1)	9,550	11,451,500
University of California, 5.00%, 5/15/46(1)	12,050	14,388,905

		$41,680,881

Electric Utilities — 0.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$2,463,820

		$2,463,820

Escrowed/Prerefunded — 38.7%
Beverly Hills Public Financing Authority, CA, Water Revenue, Prerefunded to 6/1/22, 5.00%, 6/1/37(1)	$5,725	$5,981,137
Burbank Unified School District, CA, (Election of 2013), Prerefunded to 8/1/23, 4.00%, 8/1/31(1)	6,900	7,453,104
California Educational Facilities Authority, (Harvey Mudd College):
Prerefunded to 12/1/21, 5.25%, 12/1/31	645	658,764
Prerefunded to 12/1/21, 5.25%, 12/1/36	1,100	1,123,474
California Educational Facilities Authority, (University of San Francisco):
Prerefunded to 10/1/21, 6.125%, 10/1/36	390	395,694
Prerefunded to 10/1/21, 6.125%, 10/1/36	375	380,430
California Health Facilities Financing Authority, (Sutter Health):
Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	1,225	1,510,094
Prerefunded to 11/15/26, 5.00%, 11/15/46	3,265	4,024,864
Prerefunded to 8/15/21, 5.25%, 8/15/31(1)	5,000	5,030,450
California Municipal Finance Authority, (University of San Diego):
Prerefunded to 10/1/21, 5.00%, 10/1/31	1,385	1,401,620
Prerefunded to 10/1/21, 5.00%, 10/1/35	945	956,340
Prerefunded to 10/1/21, 5.25%, 10/1/26	2,270	2,298,647

Security	Principal Amount (000’s omitted)	Value
Prerefunded to 10/1/21, 5.25%, 10/1/27	$2,820	$2,855,588
Prerefunded to 10/1/21, 5.25%, 10/1/28	2,970	3,007,481
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	10,734,068
Foothill-De Anza Community College District, CA, Prerefunded to 8/1/21, 5.00%, 8/1/36(1)	10,000	10,039,500
Palomar Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/44(1)	10,000	11,877,800
Rancho California Water District Financing Authority, CA, Prerefunded to 8/15/26, 5.00%, 8/1/46(1)	2,500	3,069,325
San Bernardino Community College District, CA, Prerefunded to 8/1/23, 4.00%, 8/1/27(1)	5,775	6,237,924
San Diego Community College District, CA, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	2,095	2,103,275
San Diego Community College District, CA, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	3,000	3,011,850
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	1,690	1,771,458
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(1)	4,000	4,625,400
San Jose-Evergreen Community College District, CA, (Election of 2010), Prerefunded to 8/1/22, 5.00%, 8/1/37(1)	4,975	5,237,630
Santa Monica Community College District, CA, (Election of 2008), Prerefunded to 8/1/24, 5.00%, 8/1/44(1)	7,500	8,597,475
Torrance Unified School District, CA, (Election of 2008), Prerefunded to 8/1/23, 5.00%, 8/1/35	7,500	8,256,976
Ventura County Community College District, CA, Prerefunded to 8/1/25, 5.00%, 8/1/30(1)	8,000	9,502,240

		$122,142,608

General Obligations — 41.0%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(1)	$1,675	$2,076,481
Albany Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	3,950	4,669,809
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	9,118,278
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,876,459
Cabrillo Unified School District, CA, (Election of 2018), 5.00%, 8/1/48	5,000	5,896,100
California, 4.00%, 3/1/46(1)	8,000	9,548,880
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/36(1)	11,250	13,505,062
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	10,000	12,904,500
Desert Community College District, CA, 5.00%, 8/1/36(1)	7,500	8,857,500
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	12,336,200
Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/49	1,000	1,151,050
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/44	2,500	2,902,475
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(1)	3,375	4,166,033
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(1)	1,500	1,780,995
Old Adobe Union School District, CA, (Election of 2018), 5.00%, 8/1/48	3,415	4,054,732
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/42(1)	3,000	3,558,750
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	1,610	1,615,973
Redding School District, CA, (Election of 2018), 5.00%, 8/1/48	2,645	3,104,807
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	537,395
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/48	2,500	2,965,625
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,921,600
San Jose Unified School District, CA, (Election of 2012), 4.00%, 8/1/42(1)	12,000	13,846,080
Santa Rosa High School District, CA, (Election of 2014), 5.00%, 8/1/41	3,495	4,149,718

		$129,544,502

Security	Principal Amount (000’s omitted)	Value
Hospital — 13.9%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$5,080,576
California Health Facilities Financing Authority, (City of Hope):
4.00%, 11/15/45(1)	5,000	5,861,000
5.00%, 11/15/32	2,130	2,254,158
5.00%, 11/15/35	3,040	3,212,915
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	5,080	5,559,450
5.00%, 7/1/37	2,380	2,598,603
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46(1)	1,775	2,137,757
5.00%, 11/15/46	4,735	5,702,692
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47(1)	1,250	1,500,725
5.00%, 8/1/47	8,445	10,138,898

		$44,046,774

Housing — 2.3%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	$5,000	$5,917,900
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(2)	295	301,092
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	1,181,132

		$7,400,124

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$4,037,293
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,310,240

		$8,347,533

Insured-General Obligations — 18.9%
Anderson Valley Unified School District, CA, (AGM), 3.00%, 8/1/35	$500	$550,905
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	430,200
Burbank Unified School District, CA, (Election of 1997), (NPFG), 0.00%, 8/1/21	4,135	4,133,470
Coalinga-Huron Recreation and Park District, CA, (Election of 2016):
(BAM), 3.00%, 8/1/50	750	784,718
(BAM), 4.00%, 8/1/53	1,525	1,693,757
Cotati-Rohnert Park Unified School District, CA, (Election of 2016), (AGM), 5.00%, 8/1/44	3,500	4,146,170
Garvey School District, CA, (Election of 2016):
(AGM), 5.00%, 8/1/45	2,440	2,897,085
(AGM), 5.00%, 8/1/48	1,610	1,911,601
Grass Valley School District, CA, (Election of 2018), (BAM), 5.00%, 8/1/45	3,000	3,532,800
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	750	786,533
Mountain View School District, CA, (Election of 2016):
(AGM), 4.00%, 8/1/49	1,000	1,157,550
(BAM), 5.00%, 8/1/42	1,145	1,374,515
(BAM), 5.00%, 8/1/45	1,520	1,819,683
San Diego Unified School District, CA:
(NPFG), 0.00%, 7/1/22	2,300	2,296,573
(NPFG), 0.00%, 7/1/23	5,000	4,978,150
San Juan Unified School District, CA, (AGM), 0.00%, 8/1/21	5,630	5,629,324

Security	Principal Amount (000’s omitted)	Value
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/22	$4,840	$4,830,078
(NPFG), 0.00%, 9/1/23	4,365	4,339,072
(NPFG), 0.00%, 9/1/25	3,955	3,861,622
San Mateo Union High School District, CA, (NPFG), 0.00%, 9/1/21	5,240	5,238,690
Union Elementary School District, CA, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	3,190,112

		$59,582,608

Insured-Transportation — 1.0%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$3,266,982

		$3,266,982

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$3,045	$3,364,908

		$3,364,908

Senior Living/Life Care — 0.1%
California Public Finance Authority, (Enso Village), Green Bonds:
2.375%, 11/15/28(2)	$105	$106,511
5.00%, 11/15/46(2)	150	174,027

		$280,538

Special Tax Revenue — 12.3%
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch):
4.00%, 9/1/40	$175	$194,203
4.00%, 9/1/41	180	199,397
4.00%, 9/1/46	365	404,190
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	625	708,831
5.00%, 9/1/32	625	708,388
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	12,680,890
Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,892,194
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	11,646,456
San Francisco Bay Area Rapid Transit District, CA, Sales Tax Revenue, Prerefunded to 7/1/22, 5.00%, 7/1/36(1)	4,560	4,779,792
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/51	650	738,796

		$38,953,137

Transportation — 4.7%
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$8,637,150
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	6,198,000

		$14,835,150

Water and Sewer — 13.3%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$11,295,270
Los Angeles Department of Water and Power, CA, Water System Revenue, 5.00%, 7/1/39(1)	10,000	11,331,300

Security	Principal Amount (000’s omitted)	Value
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	$7,500	$8,157,750
Orange County Sanitation District, CA, Wastewater Revenue, 5.00%, 2/1/35(1)	10,000	11,401,100

		$42,185,420

Total Tax-Exempt Municipal Obligations — 163.9% (identified cost $478,139,647)		$518,094,985

Taxable Municipal Obligations — 3.8%

Security	Principal Amount (000’s omitted)	Value
Education — 1.3%
California State University, 3.065%, 11/1/42	$1,815	$1,870,557
University of California, 3.071%, 5/15/51	2,000	2,021,900

		$3,892,457

General Obligations — 0.7%
Ohlone Community College District, CA, 2.443%, 8/1/35	$535	$545,507
Robla School District, CA, 2.602%, 8/1/40	615	618,174
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	1,136,104

		$2,299,785

Insured-General Obligations — 0.8%
Sanger Unified School District, CA:
(BAM), 2.734%, 8/1/42	$1,250	$1,250,725
(BAM), 2.834%, 8/1/44	1,250	1,251,075

		$2,501,800

Other Revenue — 0.6%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$1,024,070
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	970,136

		$1,994,206

Transportation — 0.4%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 1.963%, 5/15/33	$675	$652,327
San Jose, CA, Airport Revenue, 2.31%, 3/1/30	500	506,880

		$1,159,207

Total Taxable Municipal Obligations — 3.8% (identified cost $11,705,000)		$11,847,455

Total Investments — 168.3% (identified cost $491,612,547)		$531,781,426

Other Assets, Less Liabilities — (68.3)%		$(215,750,220)

Net Assets — 100.0%		$316,031,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2021, 13.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 7.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $581,630 or 0.2% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$—	$1,838,986	$—	$1,838,986
Tax-Exempt Municipal Obligations	—	518,094,985	—	518,094,985
Taxable Municipal Obligations	—	11,847,455	—	11,847,455
Total Investments	$—	$531,781,426	$—	$531,781,426

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.